Investments in Real Estate - Acquisitions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investments [Abstract]
Aggregate purchase price	$ 25,666	$ 53,025
Closing costs	$ 200